Cryptocurrencies (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF SIGNIFICANT DIGITAL ASSETS HOLDINGS

The following table presents the Company’s significant digital assets holdings as of December 31, 2025:

	Quantity	Cost Basis	Fair Value
		US$’000	US$’000
EDGEAI tokens (“EDGEAI”)	157,453,325	$318,633	$401,963
Total digital assets held as of December 31, 2025	157,453,325	$318,633	$401,963

SCHEDULE OF ROLL FORWARD OF BITCOIN

The following table presents a roll-forward of Bitcoin (“BTC”) for the year ended December 31, 2025:

December 31, 2025
US$’000
Balance on January 1, 2025	$-
Additions:
Issuance of Class A Ordinary Shares for BTC [1]	20,000
Deductions:
Exchange of BTC for EDGEAI acquisition [2]	(15,732)
Realized loss on sale/exchange of BTC [2]	(4,268)
Balance on December 31, 2025	$-

[1]	On October 6, 2025, the Company announced the completion of a private placement with certain non-U.S. institutional investors. The Company issued Class A ordinary shares, and the investors paid with BTC, with an aggregate value of US$20 million.

[2]	In November 2025, the Company used BTC to pay a portion of the consideration for the purchase of EDGEAI under an agreement signed on October 27, 2025. The fair value of BTC was lower than its carrying amount, resulting in a loss on disposal of approximately US$4.3 million, which was recognized in the consolidated statements of operations.

SCHEDULE OF ROLL FORWARD OF EDGEAI

The following table presents a roll-forward of EDGEAI for the year ended December 31, 2025:

December 31, 2025
US$’000
Balance on January 1, 2025	$-
Additions:
Acquisition of EDGEAI with BTC	318,633
Gain on fair value changes of cryptocurrencies [3]	83,330
Balance on December 31, 2025	$401,963

[3]	Cryptocurrencies (consisting solely of EDGEAI on December 31, 2025) are measured at fair value at the reporting date. EDGEAI are native tokens operating on the EDGEAI Mainnet. The fair value of EDGEAI is determined using the quoted closing median price of the cryptocurrency on the Company’s principal market as of December 31, 2025, adjusted for a lack of marketability discount, which is a significant unobservable input estimated based on historical transaction data. Accordingly, this fair value measurement is classified as Level 3 under the fair value hierarchy. Changes in fair value between reporting dates are recognized immediately in the consolidated statements of operations within “Other income (expenses) – Gain on fair value changes of cryptocurrencies.”